SCHEDULE OF ALL STOCK OPTIONS OUTSTANDING (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding	17,703	18,614
Options Outstanding, Life (in years)	6 years 6 months	7 years 6 months
Exercise Price 0.12 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 3.00
Options outstanding	1,763
Options Outstanding, Life (in years)	5 years 7 months 6 days
Exercise Price 0.14 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 3.50
Options outstanding	13,510
Options Outstanding, Life (in years)	6 years 2 months 12 days
Exercise Price 0.16 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 12.50
Options outstanding	2,430
Options Outstanding, Life (in years)	8 years 4 months 24 days